Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment
At original cost	$ 5,962,866	$ 5,702,927
Accumulated depreciation and amortization	(1,579,718)	(1,513,590)
Net property, plant and equipment	4,383,148	4,189,337
Current Assets
Cash and cash equivalents	17,069	6,082
Receivables
Accounts receivable	259,053	292,871
Gas costs and other regulatory assets	9,894	6,020
Unbilled revenues	160,546	189,497
Allowance for doubtful accounts	(18,708)	(29,461)
Net receivables	410,785	458,927
Materials and supplies—principally at average cost	20,184	19,727
Storage gas	87,977	103,929
Prepaid taxes	34,576	27,193
Other prepayments	33,867	28,232
Receivables from associated companies	12,421	4,819
Derivatives	6,553	19,488
Other	19,619	20,347
Total current assets	643,051	688,744
Deferred Charges and Other Assets
Gas costs	98,717	141,636
Pension and other post-retirement benefits	44,078	94,410
Other	84,886	99,105
Prepaid post-retirement benefits	366,508	249,462
Right of use asset	40,004
Derivatives	10,370	11,318
Other	30,620	50,490
Total deferred charges and other assets	675,183	646,421
Total Assets	5,701,382	5,524,502
Capitalization
Common shareholder’s equity	1,578,592	1,571,530
Preferred stock	0	28,173
Long-term debt	1,430,949	1,035,033
Total capitalization	3,009,541	2,634,736
Current Liabilities
Current maturities of long-term debt	0	50,000
Notes payable and project financing	299,483	311,460
Accounts payable and other accrued liabilities	267,408	325,509
Customer deposits and advance payments	40,052	54,370
Gas costs and other regulatory liabilities	105,399	75,151
Accrued taxes	23,781	28,451
Payables to associated companies	57,923	95,228
Operating lease liability	5,850
Derivatives	4,069	20,295
Other	30,032	32,074
Total current liabilities	833,997	992,538
Deferred Credits
Unamortized investment tax credits	2,575	3,233
Deferred income taxes	464,717	457,388
Accrued pensions and benefits	115,837	156,210
Asset retirement obligations	206,820	300,769
Regulatory liabilities
Accrued asset removal costs	254,429	264,556
Other post-retirement benefits	195,670	117,165
Excess deferred taxes and other	404,700	431,913
Operating lease liability	53,642
Derivatives	97,695	116,847
Other	61,759	49,147
Total deferred credits	1,857,844	1,897,228
Commitments and Contingencies (Note 13)
Total Capitalization and Liabilities	$ 5,701,382	$ 5,524,502